COMBINED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Millions, $ in Millions	Total	Total Lionsgate Studios Corp. Equity (Deficit)	Common Shares	Accumulated Deficit	Parent Net Investment	Accumulated Other Comprehensive Income	Non-controlling Interests [1]	Previously Reported	Previously Reported Total Lionsgate Studios Corp. Equity (Deficit)	Previously Reported Common Shares	Previously Reported Accumulated Deficit	Previously Reported Parent Net Investment	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Non-controlling Interests	[1]	Retroactive application of recapitalization	Retroactive application of recapitalization Common Shares	Retroactive application of recapitalization Accumulated Deficit	Retroactive application of recapitalization Parent Net Investment
Beginning balance (in shares) at Mar. 31, 2021			253.4							0.0							253.4
Beginning balance at Mar. 31, 2021	$ (235.3)	$ (236.9)	$ 0.0	$ (134.5)	$ 0.0	$ (102.4)	$ 1.6	$ (235.3)	$ (236.9)	$ 0.0	$ 0.0	$ (134.5)	$ (102.4)	$ 1.6		$ 0.0		$ (134.5)	$ 134.5
Net income (loss)	11.6	11.1		11.1			0.5
Net transfers from Parent	(49.5)	(49.5)		(49.5)
Noncontrolling interests	(0.3)						(0.3)
Redeemable noncontrolling interests adjustment to redemption value	(98.6)	(98.6)		(98.6)
Other comprehensive income (loss)	112.6	112.6				112.6
Ending balance (in shares) at Mar. 31, 2022			253.4
Ending balance at Mar. 31, 2022	(259.5)	(261.3)	$ 0.0	(271.5)	0.0	10.2	1.8
Net income (loss)	0.3	(0.3)		(0.3)			0.6
Net transfers from Parent	(550.4)	(550.4)		(550.4)
Noncontrolling interests	(0.9)						(0.9)
Redeemable noncontrolling interests adjustment to redemption value	(59.7)	(59.7)		(59.7)
Other comprehensive income (loss)	91.3	91.3				91.3
Ending balance (in shares) at Mar. 31, 2023			253.4
Ending balance at Mar. 31, 2023	(778.9)	(780.4)	$ 0.0	(881.9)	0.0	101.5	1.5
Net income (loss)	(92.0)	(93.5)		(93.5)			1.5
Net transfers from Parent	(239.5)	(239.5)		(239.5)
Noncontrolling interests	(0.8)						(0.8)
Redeemable noncontrolling interests adjustment to redemption value	(34.2)	(34.2)		(34.2)
Other comprehensive income (loss)	(4.8)	(4.8)				(4.8)
Ending balance (in shares) at Mar. 31, 2024			253.4
Ending balance at Mar. 31, 2024	$ (1,150.2)	$ (1,152.4)	$ 0.0	$ (1,249.1)	$ 0.0	$ 96.7	$ 2.2

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).